Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	CRH PUBLIC LTD CO
Entity Central Index Key	0000849395
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
No Trading Symbol Flag	true
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	774,140,338
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	Yes
Entity Incorporation, State or Country Code	L2
Document Annual Report	true
Entity Address, Country	IE
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Current Reporting Status	Yes
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	16
Entity File Number	001-32846
Auditor Name	Deloitte Ireland LLP	Ernst & Young
Auditor Firm ID	1193	1411
Auditor Location	Dublin Ireland	Dublin Ireland
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IE
Contact Personnel Name	Jim Mintern
Contact Personnel Email Address	mail@crh.com
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
City Area Code	353
Local Phone Number	1 404 1000
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	16
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CRH
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one
Security Exchange Name	NYSE